OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		12 Months Ended
	May 02, 2021	Mar. 31, 2026
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)		$ 2,347
Total undiscounted lease payments		2,347
Less: inputed interest		0
Lease liability	$ 100,877	$ 2,347